UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2011	The Advisors’ Inner Circle Fund (Unaudited)

		Value
HGK EQUITY VALUE FUND	Shares	(000)
Common Stock (96.1%)
Aerospace & Defense (4.6%)
General Dynamics	3,000	$227
United Technologies	2,400	195

		422

Agricultural Operations (1.1%)
Archer-Daniels-Midland	3,200	105

Apparel Manufacturers (1.9%)
VF	2,100	174

Banks (10.2%)
Bank of America	12,200	167
JPMorgan Chase	5,200	234
PNC Financial Services Group	2,300	138
State Street	4,200	196
Wells Fargo	6,000	195

		930

Beauty Products (0.9%)
Colgate-Palmolive	1,100	84

Chemicals (1.5%)
PPG Industries	1,600	135

Computers & Services (1.5%)
International Business Machines	850	138

Electrical Services (5.9%)
American Electric Power	5,500	196
Entergy	2,300	166
PPL	7,000	181

		543

Entertainment (1.5%)
Comcast, Cl A	6,200	141
Time Warner Cable, Cl A	1	—

		141

Financial Services (4.2%)
Capital One Financial	4,000	193
Goldman Sachs Group	1,150	188

		381

Food, Beverage & Tobacco (2.3%)
PepsiCo	3,200	206

Household Products (2.3%)
Kimberly-Clark	3,200	207

Industrials (2.0%)
General Electric	8,900	179

Insurance (6.5%)
Allstate	5,900	183
MetLife	4,300	197
Travelers	3,800	214

		594

Machinery (2.5%)
Danaher	5,000	230

Medical Products & Services (8.0%)
Johnson & Johnson	3,200	191
McKesson	2,300	173
St. Jude Medical*	4,450	180
UnitedHealth Group	4,600	189

		733

Metals (1.6%)
Freeport-McMoRan Copper & Gold	1,350	147

Oil Field Services (4.2%)
Diamond Offshore Drilling	2,600	186
National Oilwell Varco	2,700	200

		386

Petroleum & Fuel Products (2.2%)
Apache	1,700	203

Petroleum Refining (8.9%)
Chevron	3,000	285
ConocoPhillips	3,900	279
Marathon Oil	5,500	251

		815

Pharmaceuticals (5.9%)
Eli Lilly	4,700	163
Merck	4,900	163
Pfizer	11,600	211

		537

Retail (5.4%)
Best Buy	3,500	119
CVS Caremark	6,000	205
Kohl’s*	3,300	167

		491

Semi-Conductors/Instruments (1.3%)
Marvell Technology Group*	6,100	116

Software (3.7%)
Microsoft	6,300	175
Oracle	5,200	166

		341

Telephones & Telecommunications (6.0%)
AT&T	6,600	182
Cisco Systems*	7,800	165

Schedule of Investments (concluded) January 31, 2011	The Advisors’ Inner Circle Fund (Unaudited)

		Value
	Shares	(000)
Telephones & Telecommunications (continued)
Verizon Communications	5,800	$206

		553

Total Common Stock (Cost $8,317)		8,791

Short Term Investment (4.1%)
AIM Liquid Assets Institutional Money Market Fund, 0.180%(A)	371,740	372

Total Short Term Investment (Cost $372)		372

Total Investments 100.2% (Cost $8,689)†		$9,163

Percentages are based on Net Assets of $9,143 (000).

Cl	Class

(A)	The rate shown is the 7-day effective yield as of January 31, 2011.

*	Non-income producing security.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $8,764 (000), and the unrealized appreciation and depreciation were $1,199 (000) and $(800) (000) respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the quarter ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2011, there were no level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HIM-QH-001-1500

Item 2.	Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: March 31, 2011